Acquisitions (Narrative) (Details)	3 Months Ended								12 Months Ended				0 Months Ended			12 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Developed technology USD ($)	Feb. 28, 2014 Endo Health Solutions Inc.	Feb. 28, 2014 Paladin Labs Inc. USD ($)	Feb. 28, 2014 Paladin Labs Inc. CAD	Dec. 31, 2014 Paladin Labs Inc. USD ($)	Dec. 31, 2013 Paladin Labs Inc. USD ($)	Dec. 31, 2014 Paladin Labs Inc. Minimum	Dec. 31, 2014 Paladin Labs Inc. Maximum	Feb. 03, 2014 Boca Pharmacal, LLC USD ($)	Feb. 03, 2014 Boca Pharmacal, LLC USD ($)	Feb. 03, 2014 Boca Pharmacal, LLC Developed technology	Feb. 03, 2014 Boca Pharmacal, LLC Developed technology USD ($)	Feb. 03, 2014 Boca Pharmacal, LLC In process research & development USD ($)	May 19, 2014 Sumavel DosePro USD ($)	Dec. 31, 2014 Sumavel DosePro USD ($)	May 19, 2014 Sumavel DosePro USD ($)	Jun. 30, 2014 Sumavel DosePro Minimum USD ($)	Jun. 30, 2014 Sumavel DosePro Maximum USD ($)	May 19, 2014 Sumavel DosePro Zogenix, Inc USD ($)	Jul. 24, 2014 Grupo Farmacéutico Somar USD ($)	Jul. 24, 2014 Grupo Farmacéutico Somar USD ($)	Aug. 06, 2014 DAVA Pharmaceuticals, Inc USD ($)	Dec. 31, 2014 DAVA Pharmaceuticals, Inc USD ($)	Aug. 06, 2014 DAVA Pharmaceuticals, Inc USD ($)	Aug. 06, 2014 DAVA Pharmaceuticals, Inc Developed technology	Aug. 06, 2014 DAVA Pharmaceuticals, Inc Developed technology USD ($)	Aug. 06, 2014 DAVA Pharmaceuticals, Inc In process research & development USD ($)	Aug. 06, 2014 DAVA Pharmaceuticals, Inc Maximum USD ($)	Dec. 09, 2014 Natesto USD ($)	Dec. 31, 2014 Natesto USD ($)	Dec. 09, 2014 Natesto USD ($)	Dec. 09, 2014 Natesto Developed technology	Dec. 09, 2014 Natesto Developed technology USD ($)	Dec. 09, 2014 Natesto Maximum USD ($)
Business Acquisition [Line Items]
Number of New Endo shares Issued per share of Paladin Labs (shares)														1.6331	1.6331
Number of New Endo shares issued of Paladin Labs (shares)														35,500,000	35,500,000
Cash payment issued per share of acquired entity (cd per share)														$ 1.09	1.16
Aggregate consideration transferred														$ 2,866,926,000																			$ 595,300,000							$ 61,000,000
Number of New Endo shares issued per share of Endo (shares)													1
Equity interest in combined entity (percent)													79.00%	21.00%	21.00%
Proceeds from sale of intangible assets		4,200,000
Discount rate range (percent)																		9.50%	15.50%
Transaction costs																27,500,000
Increase (decrease) to interest expense																(4,100,000)	8,200,000
Amortization of intangible assets	70,900,000	55,400,000	52,800,000	39,700,000	26,500,000	29,500,000	35,600,000	32,000,000	218,712,000	123,547,000	146,898,000	148,360,000				2,800,000	14,600,000
Accrued excise taxes	54,300,000								54,300,000
Payments to acquire business																				236,600,000					89,700,000						270,100,000		590,200,000							25,000,000
Net identifiable assets acquired														791,704,000							212,300,000						93,800,000					184,400,000			381,219,000							61,000,000
Goodwill	2,899,587,000				565,994,000				2,899,587,000	565,994,000				2,114,022,000							24,300,000											85,700,000			214,109,000
Identifiable intangible assets																					140,900,000		112,300,000	28,600,000			90,000,000					149,300,000
Estimated useful life																						11 years			13 years						12 years					12 years							10 years
Estimated fair value																											93,800,000
Contingent consideration																										4,700,000	4,100,000	0	20,000,000.0					5,100,000	5,100,000				25,000,000.0		31,000,000	31,000,000			165,000,000.0
Loan for working capital needs																														7,000,000
Revenue reported by acquired entity for last annual period																															100,000,000
Intangible assets														674,248,000																		169,300,000			514,900,000		455,300,000	59,600,000						56,000,000
Indefinite intangible assets																																20,000,000
Prepaid inventory																																								$ 5,000,000